Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables Detailed Information

	2024 € '000s	2023 € '000s
Trade payables	88,596	80,512
Other taxation and social security	12,976	12,740
Other payables	7,601	3,214
Accruals	161,679	98,926
	270,852	195,392